Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenue, Net	$ 331,637	$ 334,786	$ 338,178	$ 344,376	$ 350,237	$ 357,290	$ 363,559	$ 243,018	$ 1,348,977	$ 1,314,104	$ 622,212
Cost of Goods and Services Sold	156,148	157,920	168,216	159,337	161,079	161,327	164,357	103,723	641,621	590,486	234,633
Income from operations	13,306	14,794	13,710	26,195	24,288	31,603	29,268	39,950	68,005	125,109	161,693
Net income (loss)	$ (9)	$ 1,372	$ (1,106)	$ 7,263	$ (3,694)	$ (1,937)	$ (3,644)	$ (10,627)	$ 7,520	$ 34,567	$ 81,480
Basic (in dollars per share)	$ 0.00	$ 0.01	$ (0.01)	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.15	$ 0.07	$ 0.32	$ 0.75
Diluted (in dollars per share)	$ 0.00	$ 0.01	$ (0.01)	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.15	$ 0.07	$ 0.32	$ 0.74